Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement
Schedule of assets that are measured at fair value on a recurring basis

	Level 1	Level 2	Level 3
	RMB	RMB	RMB
As of December 31, 2023
Short-term investments_ Fair value option (i)	—	2,183,862	—
Short-term investments, net_ Available-for-sale (ii)	—	561,940	—
As of December 31, 2022 (As adjusted)
Short-term investments_ Fair value option (i)	—	2,434,864	—
Long-term investment securities, net_ Available-for-sale (i)	—	557,492	—
(i)	The Group classifies the short-term and long-term investment securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. For certain investment securities, the Company elects the fair value option at the date of initial recognition and carries these investments subsequently at fair value.
(ii)	The Group values these investment securities classified as available-for-sale with fair value option elected based on quoted prices of similar products provided by banks at the end of each year, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.